Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Series A Preferred Stock [Member]
Preferred stock, shares issued	0	15,000
Preferred stock, shares outstanding	0	15,000
Series B Preferred Stock [Member]
Preferred stock, shares issued	0	27,000
Preferred stock, shares outstanding	0	27,000
Common Class A [Member]
Common Stock, shares issued	11,832,164	1,067,213
Common Stock, shares outstanding	11,832,164	1,067,213
Common Class B [Member]
Common Stock, shares issued	136,341	0
Common Stock, shares outstanding	136,341	0